Annual Total Returns - FidelityWomensLeadershipFund-AMCIZPRO - FidelityWomensLeadershipFund-AMCIZPRO - Fidelity Women's Leadership Fund	Jun. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	May 01, 2019
Fidelity Advisor Women's Leadership Fund - Class A
Bar Chart Table:
Annual Return 2020	25.02%
Annual Return 2021	19.22%
Annual Return 2022	(20.01%)